STOCKHOLDER'S DEFICIT	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 – STOCKHOLDER’S DEFICIT

Common Stock
On October 23, 2014, the Company issued 200,000,000 shares of common stock to Mazzal Holding Corp at a price of $0.0000005 per share, for $100 cash.

On February 9 2015, Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized common stock to 500,000,000 shares, with a par value of $0.0000005 per share.

On the same day the Director of the Company then approved a 200:1 (two hundred for one) forward split of the Company's outstanding shares of common stock. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the forward stock split.

NOTE 6 – STOCKHOLDER’S DEFICIT

Common Stock
On October 23, 2014, the Company issued 200,000,000 shares of common stock to Mazzal Holding Corp at a price of $0.0000005 per share, for $100 cash.

On February 9 2015, Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized common stock to 500,000,000 shares, with a par value of $0.0000005 per share.

On the same day the Director of the Company then approved a 200:1 (two hundred for one) forward split of the Company's outstanding shares of common stock. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the forward stock split.